Condensed Statement of Cash Flows	11 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (29,629,640)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party	28,223
Interest earned on investments held in Trust Account	(209,593)
Change in fair value of derivative warrant liabilities	28,525,210
Financing costs allocated to derivative warrant liabilities	964,140
Changes in operating assets and liabilities:
Prepaid expenses	(328,772)
Accounts payable	22,120
Due to related party	9,750
Accrued expenses	26,146
Net cash used in operating activities	(592,406)
Cash Flows from Investing Activities:
Principal deposited in Trust Account	(414,000,000)
Net cash used in investing activities	(414,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	(159,720)
Proceeds received from initial public offering, gross	414,000,000
Proceeds received from private placement	10,280,000
Offering costs paid	(8,666,120)
Net cash provided by financing activities	415,454,160
Net change in cash	861,754
Cash - beginning of the period	0
Cash - end of the period	861,754
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs included in accrued expenses	85,000
Offering costs included in note payable - related party	131,497
Deferred underwriting commissions	14,490,000
Initial value of Class A ordinary shares subject to possible redemption	370,565,620
Change in Value of Class A ordinary shares subject to possible redemption	$ (28,599,630)